May 30, 1997





Dear Shareholder:

We are pleased to present your March 31, 1997, semi-annual shareholders' report for the Bailard, Biehl & Kaiser International Bond Fund. It includes a review of the Fund's performance and our outlook for the months ahead.

Market Performance and Review

International bonds performed reasonably well in local currency terms over the last quarter of 1996 and the first quarter of 1997. An impressive dollar rally erased these gains, however, leaving many markets with negative dollar-based returns for the overall period.

High-yielding bond markets significantly outperformed low-yielding bond markets in local currency and dollar returns during the last three months of 1996. Growing optimism about European Monetary Union (EMU) and low global inflation caused investors to seek out the bond markets of Italy, Spain and the U.K. At the same time, investors avoided the currency exposure of low-yielding markets like Japan and Switzerland. The U.K. market returned more than 12% on a dollar basis in the fourth quarter, while Japanese and Swiss bonds lost more than 2%.

The first quarter of this year proved to be a more difficult investing environment. Concerns about an EMU delay tempered bond market enthusiasm. Local European bond returns were little changed to slightly negative as investors reassessed Germany's ability to qualify for EMU. The dollar benefited substantially from this European uncertainty, as well as the improved prospects for an increase in short-term U.S. interest rates and the solid performance of U.S. equities. All of the major bond markets declined in dollar terms. Among the poor performers were Sweden, Italy and Spain, which fell more than 8% in the first quarter of 1997.

Fund Performance and Review

The International Bond Fund returned 1.51%* during the six months ending March 31,1997. Several investment themes emerged over this period. First, we favored those markets with high real yields. Our research indicates that high real yield bond markets tend to outperform over time. This caused us to overweight the U.K., Australia and Canada and underweight Japan, decisions that benefited the Fund. Second, our active currency strategy also positively contributed to Fund's relative return. We rated the dollar highly amid an environment of a relatively flat U.S. yield curve and rising U.S. interest rates. The Fund was always more than 50% hedged throughout the period. As a result, we limited the negative impact of a rising dollar on our international bond portfolio. Finally, we did not make aggressive yield curve bets. The Fund's duration (a measure of the interest rate risk of a bond portfolio) of approximately 4.2 years was modestly lower than our benchmark duration. Given the strong local market bond returns in the last quarter of 1997, a higher duration would have boosted the return of the Fund.

Market Outlook

Going forward, we expect to see uneven economic growth in Europe, with strong quarters followed by weak quarters. While recent economic reports support improved European growth prospects, many countries will need to maintain a tight fiscal discipline. This fiscal restraint could trim as much as 1% from growth. The case for continued low inflation remains in place. However, if the Federal Reserve Board continues to raise U.S. interest rates, it will increase the pressure for European central banks to raise rates as well.

Amid signs of renewed growth in Japan, a debate over the timing of a Japanese rate hike has emerged. Such speculation, while premature, will support the yen and make Japanese bonds vulnerable to a sell-off. Low Japanese bond yields already make them unattractive relative to other bond markets. The dollar bloc countries are still attractive. Canadian and Australian bonds continue to offer high yields relative to their inflation rates as well as less currency risk than other markets.

Conclusion

Going forward, we expect moderate international bond returns. Even though inflation should remain tame in the months ahead, the prospect of more growth in Europe and Japan have the potential to weigh on foreign bond markets. Uncertainty about the outcome of EMU will also inject some additional volatility into the markets. On balance, we see a risk of European and Japanese bond yields rising in the months ahead. We have reduced the interest rate risk of the portfolio by maintaining a portfolio duration of approximately 4 years.

We also believe previous gains in the dollar have removed much of its upside risk. The Group of Seven (G-7) has clearly stated that it opposes further dollar gains. Since there is less scope for dollar gains to reduce bond returns, we have trimmed back our foreign currency hedges.

We appreciate the opportunity to manage your international bond investments and look forward to continued success. If you have any questions, please call us at
(800) 882-8383.

Sincerely,



Peter Hill                                           Burnice E. Sparks, Jr., CFA
Chairman                                             President

* Average annual total returns for investment periods ended March 30, 1997: 3 months: - 1.72%; 6 months: 1.51%; 12 months: 6.85%; 5 years: 4.88% annualized;
Since Inception (10/1/90): 5.88% annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. These figures also reflect the deduction of an assumed 1% annual investment management fee (0.25% quarterly) payable by clients of Bailard, Biehl & Kaiser through 9/30/93. As of 10/1/93, the Fund charged a management fee of 0.75%. Actual fees varied during this period. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser International Bond Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                            Par Value                Value
                                                                        -------------------    -------------------
Senior Securities  ( 92.80%)

Australian Dollar  ( 3.54%)
       Government of Australia
             10.000%  10/15/02                                        A$           675,000    $           584,017

       Government of Australia
             7.000%  04/15/00                                         A$           500,000                390,554

       South Australia Finance Authority
             10.000% 01/15/03                                         A$           900,000                773,987
                                                                                               -------------------

Total Australian Dollar                                                                                 1,748,558
                                                                                               -------------------

Belgium Franc  ( 3.48%)
       Government of Belgium
             9.000%  03/28/03                                        BEF        36,000,000              1,244,882

       Government of Belgium
             8.750%  06/25/02                                        BEF        14,000,000                474,968
                                                                                               -------------------

Total Belgium Franc                                                                                     1,719,850
                                                                                               -------------------

British Pound  ( 11.97%)
       Republic of Austria
             9.000%  07/22/04                                        (pound)     1,750,000              3,053,539

       European Investment Bank
             9.000%  07/16/01                                        (pound)       600,000              1,050,888

       United Kingdom Treasury
             9.750%  08/27/02                                        (pound)     1,000,000              1,807,406
                                                                                               -------------------

Total British Pound                                                                                     5,911,833
                                                                                               -------------------

Canadian Dollar  ( 7.55%)

       British Columbia
             7.750% 06/16/03                                          C$         1,150,000                883,621

       Government of Canada
             6.500%  06/01/04                                         C$         3,000,000              2,164,657

       KFW International Finance
             10.000%  03/05/01                                        C$           825,000                680,462
                                                                                               -------------------

Total Canadian Dollar                                                                                   3,728,740
                                                                                               -------------------

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                            Par Value                Value
                                                                        -------------------    -------------------
Danish Kroner  ( 3.59%)
       Kingdom of Denmark
             9.000%  11/15/00                                        DKr         3,750,000    $           665,172

       Kingdom of Denmark
             8.000%  05/15/03                                        DKr         6,400,000              1,110,344
                                                                                               -------------------

Total Danish Kroner                                                                                     1,775,516
                                                                                               -------------------

French Franc ( 12.11%)
       Government of France (O.A.T.)
             7.750%  04/12/00                                         FF        13,400,000              2,622,655

       Government of France (O.A.T.)
             6.750%  10/25/03                                         FF        17,500,000              3,359,115
                                                                                               -------------------

Total French Franc                                                                                      5,981,770
                                                                                               -------------------

German Mark  ( 17.54%)
       European Investment Bank
             7.500%  11/04/02                                         DM         1,300,000                862,378

       German Federal Republic
             8.375%  05/21/01                                         DM         7,100,000              4,842,318

       German Federal Republic
             8.250%  09/20/01                                         DM         1,500,000              1,022,100

       International Bank for Reconstruction & Development
             5.875%  11/10/03                                         DM         2,000,000              1,236,563

       LKB Baden Wurttemburg
             6.625% 08/20/03                                          DM         1,100,000                699,355
                                                                                               -------------------

Total German Mark                                                                                       8,662,714
                                                                                               -------------------

Italian Lira  ( 8.36%)
       American International Group Inc.
             11.700%  12/04/01                                       ITL     3,500,000,000              2,420,574

       Government of Italy
             10.500%  04/01/00                                       ITL     2,650,000,000              1,708,817
                                                                                               -------------------

Total Italian Lira                                                                                      4,129,391
                                                                                               -------------------

Japanese Yen  ( 10.92%)
       Asian Development Bank
             5.625%  02/18/02                                        (Y)       235,000,000              2,250,334

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                            Par Value                Value
                                                                        -------------------    -------------------
Japanese- Continued
       International Bank For Reconstruction & Development
             4.750%  12/20/04                                        (Y)       113,000,000    $         1,076,639

       Japan Development Bank
             6.500%  09/20/01                                        (Y)       158,000,000              1,550,040

       Kingdom of Spain
             4.625% 07/22/04                                         (Y)        55,000,000                516,445
                                                                                               -------------------

Total Japanese Yen                                                                                      5,393,458
                                                                                               -------------------

Netherlands Guilder  ( 5.71%)
       Government of Netherlands
             8.500%  03/15/01                                        NLG         1,500,000                910,266

       Government of Netherlands
             7.750%  03/01/05                                        NLG         3,150,000              1,911,392
                                                                                               -------------------

Total Netherlands Guilder                                                                               2,821,658
                                                                                               -------------------

Spanish Peseta  ( 3.42%)
       Government of Spain
             10.000% 02/28/05                                        ESP       125,000,000              1,036,900

       Government of Spain
             7.400%  07/30/99                                        ESP        90,000,000                655,851
                                                                                               -------------------

Total  Spanish Peseta                                                                                   1,692,751
                                                                                               -------------------

Swedish Krona  ( 3.61%)
       Kingdom of Sweden
             10.250%  05/05/00                                       SEK         2,600,000                390,133

       Kingdom of Sweden
             10.250%  05/05/03                                       SEK         8,900,000              1,392,064
                                                                                               -------------------

Total Swedish Kroner                                                                                    1,782,197
                                                                                               -------------------

SwItzerland  ( 1.00%)
       Inter-American Development Bank
             7.250% 01/21/02                                       CHF             600,000                494,785
                                                                                               -------------------

Total Senior Securities ( 92.80%)
       (Identified Cost $47,342,610)                                                                   45,843,221
                                                                                               -------------------

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                            Par Value                Value
                                                                        -------------------    -------------------
Short-Term Investments ( 5.05%)
       Brown Brothers Harriman & Co. (Grand Cayman Branch)
            5.00% Call Account
            (Identified Cost $2,494,000)                                                      $         2,494,000
                                                                                               -------------------


Total Investments  ( 97.85%)
       (Identified Cost $49,836,234)                                                                   48,337,221

Other Assets Less Liabilities  ( 2.15%)                                                                 1,061,457
                                                                                               -------------------

Net Assets  (100%)                                                                            $        49,398,678
                                                                                               ===================







                                Currency Legend:

          A$        - Australian Dollar     DM        - German Mark
          BEF       - Belgium Franc         ITL       - Italian Lira
          (pound)   - British Sterling      (Y)       - Japanese Yen
          C$        - Canadian Dollar       NLG       - Netherlands Guilder
          DKr       - Danish Kroner         ESP       - Spanish Peseta
          FF        - French Franc          SEK       - Swedish Krona
                                            CHF       - Swiss Franc
(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

Assets

Investments, at value
      (Identified cost $49,836,234)                                                                         $            48,337,221
Cash                                                                                                                         13,125
Receivables:
      Interest and recoverable foreign taxes receivable                         $          1,671,288
      Fund shares sold                                                                        20,000                      1,691,288
                                                                                 --------------------
Prepaid expenses                                                                                                             13,483
                                                                                                             -----------------------

      Total assets                                                                                                       50,055,117
                                                                                                             -----------------------

Liabilities

Unrealized loss on forward currency contracts open (Note 5)                                                                 380,868
Payable for shares of the Fund redeemed                                                                                     127,365
Accrued management fees (Note 3)                                                                                             21,806
Other accrued expenses                                                                                                      126,400
                                                                                                             -----------------------

      Total liabilities                                                                                                     656,439
                                                                                                             -----------------------

Net assets (equivalent to $8.01 per share,
      representing the offering and redemption
      price for 6,163,422 shares outstanding,
      100,000,000 shares authorized)                                                                        $            49,398,678
                                                                                                             =======================


Net assets consist of:
      Capital paid in                                                                                       $            65,430,650
      Accumulated distributions in excess of net investment income                                                         (798,126)
      Accumulated net realized loss on investments
         and foreign currency transactions                                                                              (13,272,468)
      Unrealized depreciation:
         Investments                                                                      (1,499,013)
         Foreign currency                                                                   (462,365)                    (1,961,378)
                                                                                 --------------------        -----------------------
                                                                                                            $            49,398,678
                                                                                                             =======================

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

Investment Income
      Interest (net of foreign taxes withheld of $21,548)                                                   $             1,594,972

Expenses
      Advisory fees                                                             $          187,865
      Custodian fees                                                                        60,902
      Audit and legal fees                                                                  57,174
      Transfer agent fees                                                                   22,898
      Administrative fees                                                                   16,410
      Directors' fees and expenses                                                          10,957
      Insurance                                                                              5,152
      Registration fees                                                                      2,405
      Miscellaneous expenses                                                                16,686
                                                                                 --------------------
         Total expenses                                                                                                     380,449
                                                                                                             -----------------------

         Net investment income                                                                                            1,214,523
                                                                                                             -----------------------


Realized and Unrealized Gain (Loss)
      on Investments and Foreign Currency

      Net realized gain on investments                                                                                      199,674
      Net unrealized loss on investments                                                                                 (2,519,245)
                                                                                                             -----------------------

         Net loss on investments                                                                                         (2,319,571)
                                                                                                             -----------------------

      Net realized gain on foreign currency                                                                               2,985,884
      Net unrealized  loss on foreign currency
         and foreign currency denominated assets and
         liabilities                                                                                                       (915,779)
                                                                                                             -----------------------

         Net gain on foreign currency                                                                                     2,070,105
                                                                                                             -----------------------

         Net loss on investments and foreign currency                                                                      (249,466)
                                                                                                             -----------------------
      Net increase in net assets resulting from operations                                                  $               965,057
                                                                                                             =======================

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the six months
                                                                  ended March 31, 1997              For the year ended
Increase (Decrease) in Net Assets                                      Unaudited                    September 30, 1996
                                                                -------------------------        -------------------------
Operations:
      Net investment income                                    $               1,214,523        $               3,453,883
      Net realized gain on investments                                           199,674                        1,650,647
      Net unrealized loss on investments                                      (2,519,245)                        (979,859)
      Net realized gain on foreign currency                                    2,985,884                          425,210
      Net unrealized gain (loss) on foreign currency and
         foreign currency denominated assets and liabilities                    (915,779)                       1,192,632
                                                                -------------------------        -------------------------

      Net increase resulting from operations                                     965,057                        5,742,513
                                                                -------------------------        -------------------------

Distributions to shareholders:
      From net investment income                                              (2,012,649)                      (3,453,883)
      For tax purposes in excess of
         net investment income                                                (1,149,884)                      (4,924,771)
                                                                -------------------------        -------------------------

      Total distributions                                                     (3,162,533)                      (8,378,654)
                                                                -------------------------        -------------------------

Fund share transactions:
      Proceeds from shares sold                                                2,660,095                        8,593,553
      Net asset value of shares issued on
         reinvestment of distributions                                         2,221,761                        6,776,337
      Cost of shares redeemed                                                (18,666,406)                     (11,993,072)
                                                                -------------------------        -------------------------

      Net increase (decrease) resulting from
         Fund share transactions                                             (13,784,550)                       3,376,818
                                                                -------------------------        -------------------------

      Net increase (decrease)                                                (15,982,026)                         740,677


Net Assets
      Beginning of period                                                     65,380,704                       64,640,027
                                                                -------------------------        -------------------------
      End of period (including undistributed (distributions in
         excess of) net investment income of ($798,126) and
         $1,149,884, respectively)                             $              49,398,678        $              65,380,704
                                                                =========================        =========================

Number of Fund Shares
      Sold                                                                       327,049                        1,041,195
      Issued on reinvestment of distributions                                    272,217                          828,660
      Redeemed                                                                (2,236,383)                      (1,430,146)
                                                                -------------------------        -------------------------

      Net increase (decrease)                                                 (1,637,117)                         439,709
                                                                =========================        =========================

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period:
                                                                                                             1
                                                For the six                         Year Ended September 30,
                                                months ended  2 ------------------------------------------------------------
                                               March 31, 1997               2            2         2
                                                 Unaudited             1996         1995      1994        1993        1992
                                                 ---------             ----         ----      ----        ----        ----
Net Asset Value, Beginning of Period                   $8.38           $8.78       $8.02     $10.85      $11.29      $10.94
                                               --------------         -------    --------   --------    --------   ---------
   Income from Investment Operations:

      Net Investment Income                             0.22            0.59        0.47       0.61        0.67        0.85

      Net Realized/Unrealized Gain (Loss) on
          Securities and Foreign Currency              (0.09)           0.16        0.86      (2.39)       0.39        0.53
                                               ---------------        --------   ---------   -------   ---------   ---------

      Total from Investment Operations                  0.13            0.75        1.33      (1.78)       1.06        1.38
                                               ---------------        --------   ---------   -------   ---------   ---------
   Less Distributions:

      Net Investment Income                            (0.32)          (0.45)      (0.45)     (0.26)      (1.08)      (0.94)
      For Tax Purposes in Excess of Book
           Net Investment Income                       (0.18)          (0.70)      (0.12)      -           -           -
      Capital Gains                                    -                -           -         (0.27)      (0.42)      (0.09)
      Return of Capital                                -                -           -         (0.52)       -           -
                                               ---------------        --------   ---------   -------   ---------   ---------

      Total Distributions                              (0.50)          (1.15)      (0.57)     (1.05)      (1.50)      (1.03)
                                               ---------------        --------   ---------   -------   ---------   ---------

   Net Asset Value, End of Period                      $8.01           $8.38       $8.78      $8.02      $10.85      $11.29
                                               ===============        ========   =========   =======   =========   =========

   Total Return                                         1.51%           9.32%      17.33%    (17.90%)     10.65%      13.57%

   Ratios/Supplemental Data:

      Net Assets, End of Year (000's)                $49,399         $65,381     $64,640   $136,366    $165,484    $115,628
                                                              3
      Ratio of Expenses to Average Net Assets           1.50%           1.22%       1.16%      1.12%       0.42%       0.64%

      Ratio of Net Investment Income to                       3
         Average Net Assets                             4.78%           5.41%       5.66%      5.87%       6.25%       7.37%

      Portfolio Turnover Rate                             24%             61%        179%       319%        157%        140%

-----------------------------------------------------------

1. On October 1, 1993, the Fund and the Advisor entered into a new Investment Management Agreement pursuant to which the Fund is required to pay certain management fees to the Advisor. Prior to that date, advisory fees were directly charged to clients of Bailard, Biehl & Kaiser, Inc. and the Fund did not pay any management fees. If such directly charged fees were included as Fund expense at an assumed 1% annual rate payable quarterly, pro-forma total return (unaudited) was 9.55% and 12.44% for the years ended September 30, 1993 and 1992, respectively.

2. Net investment income per share has been computed before adjustments for book/tax differences. "Distributions for Tax Purposes in Excess of Net Investment Income" represent amounts paid from foreign currency gains reclassified to net investment income under the Internal Revenue Code.

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------

Note 1 - Summary of Significant Accounting Policies

The Bailard, Biehl & Kaiser International Bond Fund (the "Fund") is a series of the Bailard, Biehl & Kaiser International Fund Group, Inc. (the "Group"), which was organized as a Maryland corporation in June 1990 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles.

Security Valuation

Investments in securities traded on an exchange or quoted on the over-the-counter market are valued at the last transaction price reported on the principal exchange or market on which the issue is traded, or, if no transaction occurred during the day, at the mean between the current closing bid and asked prices, except U.S. Government obligations which in all cases are stated at the mean between the current closing bid and asked price, as last reported by a pricing service approved by the Board of Directors.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Directors. Short-term investments denominated in U.S. dollars that will mature in 60 days or less are stated at amortized cost; such investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency and translated to U.S. dollars at the current day's exchange rate.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which the securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor its exposure to these risks.

Foreign Currency

Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The Fund includes foreign exchange gains and losses from interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts

In connection with purchases and sales of securities denominated in a foreign currency the Fund may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency denominated assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the Fund's intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Code. Therefore, no provision is made for Federal income or excise taxes.

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS(Continued)
Unaudited
--------------------------------------------------------------------------------

NOTE 1 - Continued

At September 30, 1996, the Fund had a capital loss carryforward of approximately $16,401,000 , which may be carried forward through the fiscal year ending September 30, 2003.

Paid in capital, undistributed net investment income and accumulated net realized loss have been adjusted for permanent book-tax differences. Reclassifications between undistributed net investment income and accumulated net realized loss arose principally from differing book and tax treatments for foreign currency transactions.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund uses the identified cost method for determining realized gain or loss on investments. Certain expenses of the Group are allocated between the series of the Group in such manner as the Directors deem appropriate.

Note 2 - Purchases and Sales of Securities

For the six months ended March 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $6,208,076 and $19,757,698 , respectively. There were no purchases and sales of U.S. Government obligations during the six months ended March 31, 1997.

Note 3 - Management Agreement and Other Transactions with Affiliates

The Fund has entered into an Investment Management Agreement with Bailard, Biehl & Kaiser, Inc. (the "Advisor") for investment advisory services. Under the agreement, the Advisor receives a fee, payable monthly, at the annual rate of 0.75% of the average net assets of the Fund. Advisory fees paid on shares of the Fund owned are taken into account in the computation of fees payable under individual advisory agreements for advisory clients of the Advisor.

Each outside director is compensated by the Group at the total rate of $8,000 per year plus $1,333 for each meeting of the Board of Directors attended and travel expenses incurred in such meetings.

Note 4 - Unrealized Appreciation (Depreciation) on a Tax Basis

Unrealized appreciation (depreciation) on March 31, 1997, based on the cost of securities of $49,836,234 for federal income tax purposes, consists of the following:

                  Gross unrealized appreciation   $ 1,013,077
                  Gross unrealized depreciation    (2,512,090)
                                                   ----------

                  Net unrealized appreciation     $(1,499,013)
                                                  ===========

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS(Continued)
Unaudited
--------------------------------------------------------------------------------

Note 5 - Forward Foreign Currency Contracts

At March 31, 1997 the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, has been netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as receivable (payable) for forward currency contracts in the financial statements. Open forward foreign currency exchange contracts outstanding at March 31, 1997 were as follows:


 Currency                     Currency     Delivery           Unrealized
Receivable                  Deliverable     Date     Appreciation/(Depreciation)
----------                  -----------     ----     ---------------------------
$1,564,426    DKr              9,730,733   04/29/97       $      29,938
   993,837    A$               1,284,027   05/30/97             (12,471)
 2,327,711    (Y)            281,187,500   05/30/97              33,564
 1,219,013    SEK              9,075,550   05/30/97              11,359
 5,108,375    DM               8,730,213   06/10/97            (122,726)
 4,050,067    FF              23,336,484   06/10/97            (127,218)
 1,562,043    (pound)            970,816   06/10/97             (34,134)



   864,364    NLG              1,663,900   06/11/97            (27,884)
   660,577    BEF             23,140,000   06/17/97            (15,724)

 1,418,593    (pound)            889,400   06/17/97            (43,557)



 1,622,802    NLG              3,093,060   06/17/97            (36,528)
   263,028    DM                 443,729   06/18/97             (4,621)


   756,621    ESP            108,703,800   06/19/97            (13,009)
 2,162,695    C$               2,959,540   06/20/97             12,757
 2,282,029    ITL          3,868,652,000   06/20/97            (31,300)
   784,593    (Y)             95,720,325   06/24/97                686
                                                         -------------
                                                         $    (380,868)
                                                         =============






                                Currency Legend:



          A$    - Australian Dollar   ITL       - Italian Lira
          BEF   - Belgian Franc       NLG       - Netherlands Guilder
          C$    - Canadian Dollar     (pound)   - British Sterling
          DKr   - Danish Kroner       FF        - French Franc
          DM    - German Mark         SEK       - Swedish Krona
          ESP   - Spanish Peseta      (Y)       - Japanese Yen

May 30, 1997





Dear Shareholders:

We are pleased to present your semi-annual shareholders' report for the Bailard Biehl & Kaiser International Equity Fund. In this report, which covers the six-month period ending March 31, 1997, we review the Fund's investment performance, discuss the movements of the international stock markets and present our outlook for the future.


Performance and Market Review

Over the six months until the end of March 1997, the Fund achieved a return of 6.83%*. For the year ending March 1997 the Fund posted a 8.99%* return. For purposes of comparison, the Morgan Stanley Europe Australia and Far East Index showed U.S. dollar returns of 0.00% and 1.45%, over the same respective time periods.

Over this half-year, stock markets in different regions of the world have taken divergent paths. European and Latin American equity markets have performed extremely well. In contrast, Japan and most other markets of the Far East have shown poor performance. This six-month period has seen exceptional strength in the U.S. dollar, up 10% versus the yen and 9% versus the German mark. The Bailard Biehl & Kaiser International Equity Fund has successfully navigated these divergent regional markets by favoring Europe over the Far East and hedging some of the dollar's strength versus the yen and, to a slightly lesser extent, the German mark. Holdings in Brazil, Argentina, Greece and Hungary, part of the emerging markets strategy we introduced in early 1996, also enhanced the Fund's returns.


 Europe

Signs of improving economic growth, low inflation, stable interest rates and an increasing focus on monetary union helped to push the European stock markets higher, particularly in the first few months of 1997. The core European markets, the U.K., Germany and France, produced U.S. dollar returns in the range of 14% to 17%. The smaller markets of Europe also did well. Throughout the period, the Fund was overweight in the Netherlands, Sweden and Spain. All three of these markets had U.S. dollar returns approaching 20%: the Netherlands, due to expectations that it would be able to meet the stringent fiscal criteria necessary for entry to European Monetary Union (EMU); Spain, because of its improved inflation record and its more conservative fiscal stance ahead of possible entry to EMU; and Sweden, as a result of a vast improvement in the monetary and fiscal performance of its economy.

Japan and the Far East

Over the six months to March 1997, the performance of the stock markets of the Far East has been disappointing. Japan, despite showing stronger economic growth, has continued to suffer from its banking debt problems. Further, concerns about rising fiscal deficits and the higher taxes imposed to reduce that deficit, unsettled the stock market. However, the picture painted by the performance of the aggregate indices is incomplete. Some sectors of corporate Japan have been performing well. Many of Japan's famous conglomerates, with their exposure to overseas trade and consumer electronics, (companies like Hitachi and Mitsubishi), have experienced a rapid improvement in profitability, abetted by the weakness in the yen.

Hong Kong, moving inexorably towards mainland Chinese rule, experienced a modest setback in early 1997, after performing extremely well throughout 1996. This pause for breath in the Hong Kong market has been based primarily on higher U.S. interest rates, the stronger U.S. dollar (to which the Hong Kong dollar is linked) and some slowing of export growth rates. The Fund was overweight in Hong Kong in the second half of 1996, but since the beginning of 1997 a more neutral position has been in place.


Emerging Markets

Throughout the period covered by this report, emerging markets, which accounted for between 10% and 13% of the Fund's portfolio, experienced a mixed performance record. Latin America did exceptionally well. The markets of Brazil and Argentina were up 35% and 22% in U.S. dollar terms, respectively, over this period. These buoyant markets reflect improving inflation numbers, signs of economic recovery and increasing political commitment to the disciplines of market-driven economies.

Amongst the emerging European markets, results were more varied. The markets of Greece and Hungary were up 40% in dollar terms over the six month period. In contrast, Poland and the Czech Republic showed small negative returns. Once again, these results reflect investors' perceptions about the pace of economic and market reform.

Most of the Far East emerging markets produced modest gains. The exception continues to be Thailand, where problems in the real estate and financial sector have helped to stall the economy and undermine confidence in the currency.
Throughout the past six months, the Fund's exposure to Thailand has been negligible - less than 0.4% of assets.


Investment Approach and Outlook

The Bailard Biehl & Kaiser International Equity Fund is broadly diversified. Our aim is to overweight those countries for which our return forecasts are relatively higher. Generally, this means we favor markets that look attractive in terms of value measures such as book-to-price. Importantly, our research indicates that the biggest pay-off to this "value investing" will occur after periods of volatility in the world's markets. Conversely, when global markets are calm, the pay-off for "value" will be low, and in these circumstances, our research indicates that markets exhibiting positive momentum are likely to prevail.

Like a stone thrown in a pond, the ripples of the Fed's rate hike in March spread throughout the world's markets. Across most foreign shores, the ripples were relatively minor. Just as the U.S. market dipped, then recovered strongly, international markets have resumed their upward trend. Although these ripples caused global stock market volatility to rise, our volatility gauges are still showing below average readings. This means it is still too early to pursue "value" aggressively, too early to overweight markets like Japan and Thailand. In the near term, our forecasts point to a continuation of the status quo - - good relative performance from Europe (in particular, countries like Holland and Spain), and relatively poor performance from the Far East. For the International Equity Fund, this means we are still favoring Europe over the Far East region. However, in the case of Japan, because of its "very attractive" rating on a valuation basis, we are taking a neutral stance, which for us means maintaining a 15% allocation.

Overall, we remain very positive about the outlook for international stock markets in 1997. Although there is a high probability that the Fed will have to raise U.S. rates again, we expect a slowdown in the U.S. economy later in 1997. The economic cycle in continental Europe and Japan is lagging the U.S. and has room for further expansion. In these circumstances, international economic growth in 1997 and into 1998 should stay firmly in positive territory.

Global inflation is also likely to remain low throughout 1997. The U.S. dollar has recently retraced some of its extraordinary strength, and some consolidation at current levels is likely in the months ahead. All of these factors bode well for the performance of the international stock markets in the year ahead.

We  appreciate  your  continued   investment  in  the  Bailard  Biehl  &  Kaiser
International Equity Fund. If you have any questions concerning the Fund, please don't hesitate to call us.

Sincerely,



Peter M. Hill                                        Burnice E. Sparks, Jr., CFA
Chairman                                             President

* Average annual total returns for investment periods ended March 30, 1997: 3 months: 1.68%; 6 months: 6.83%; 12 months: 8.99%; 5 years: 6.75% annualized; 10 years: 2.04% annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. These figures also reflect the deduction of an assumed 1% annual investment management fee (0.25% quarterly) payable by clients of Bailard, Biehl & Kaiser through 9/30/93. As of 10/1/93, the Fund charged a management fee of 0.95%. Actual fees varied during this period. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser International Equity Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Equity Securities  (98.52%)

I.       Argentina (.65%)

         Astra Corp. Argentina                                                             45,500      $            70,991
         Banco De Galicia Spns'd. Class B                                                   1,547                   37,708
         Banco Frances Del Rio Plata ADR                                                    3,180                   44,845
        *Comercial Del Plata                                                               10,900                   34,013
         Ledesma SA Agr. Industrial                                                        25,257                   28,039
         Perez Companc SA Class B                                                          10,600                   81,950
        *Siderar SA A Shares                                                                  744                    2,575
         Siderca                                                                           18,600                   39,252
         Telecom Argentina Stet-France Telecom S.A. ADR                                     1,600                   73,600
         Telefon De Argentina ADR                                                           3,500                  102,813
         Transp. Gas Del Sur                                                                2,500                   32,563
         YPF SA ADR                                                                         9,100                  241,150
                                                                                                        -------------------

         Total Argentina                                                                                           789,499
                                                                                                        -------------------


II.      Australia ( 2.54%)

        *Acacia Resources Ltd.                                                             25,000                   39,785
         Australia & New Zealand Bank Group Ltd.                                           40,000                  253,373
         Brambles Inds. Ltd.                                                                8,500                  139,735
         Broken Hill Proprietary Ltd.                                                      50,000                  666,358
         CRA Ltd.                                                                          16,900                  249,872
         CSR Ltd.                                                                          32,100                  122,804
         Coca-Cola Amatil Ltd.                                                              6,000                   57,051
         Coles Myer Ltd.                                                                   12,500                   58,796
         Davids Ltd.                                                                       75,000                   84,667
         Fosters Brewing Group Ltd.                                                        70,000                  144,874
         Goldfields Ltd.                                                                   20,000                   30,417
         Goodman Fielder Ltd.                                                              75,000                   97,014
         Lend Lease Corp. Ltd.                                                             10,700                  183,367
         National Australia Bank Ltd.                                                      22,000                  278,537
         QBE Insurance Group Ltd.                                                          25,000                  128,764
         The News Corporation Ltd.                                                         57,000                  265,877
         WMC Ltd.                                                                          10,000                   63,186
         Westpac Banking Corp.                                                             25,000                  145,031
         Woolworth Ltd.                                                                    25,000                   66,832
                                                                                                        -------------------

         Total Australia                                                                                         3,076,340
                                                                                                        -------------------


III.     Belgium (1.81%)

         CBR Cimenteries NPV                                                                  700                   69,992
         D'Ieteren SA                                                                         530                   99,364
         Delhaize Le Lion NPV                                                               1,400                   78,131

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Belgium- Continued
         Electrabel NPV                                                                     1,450      $           333,801
         Fortis                                                                             2,103                  375,932
         Fortis Strip VVPR                                                                    133                       23
         Genarale Banque NPV                                                                  290                  113,796
         Koramic Building Products                                                          1,600                   83,479
         Kredietbank NPV                                                                      750                  270,320
         Petrofina SA NPV                                                                     610                  212,768
         Powerfin NPV                                                                         350                   49,646
         Tractebel NPV WTS                                                                    400                    4,139
         Tessenderlo Chemie Parts Soc.                                                        480                  219,744
         Tractebel                                                                            400                  172,075
         UCB NPV                                                                               40                  108,070
                                                                                                        -------------------

         Total Belgium                                                                                           2,191,280
                                                                                                        -------------------


IV.      Brazil (2.37%)

         Banco Bradesco SA                                                                 10,100                   83,432
         Cemig SA ADR                                                                       3,000                  127,350
       **Cia Bras. Grupo Pao De Acucar                                                      2,500                   51,875
         Companhia Cervejaria Brahma ADR                                                    9,400                  126,900
         Electrobras Pfd. B ADR                                                            18,100                  399,286
         Iparanga Brasil De Petroleo PFD                                                    5,400                   85,646
         Itaubanco PFD Reg'd.                                                             305,000                  157,791
         Light Serv. Electricidade SA ON                                                      190                   80,357
        *Makro Atacadista, S.A. GDR                                                        11,700                  157,950
         Petrobras PFD Reg.                                                                   570                  113,273
         Petrobras Sponsored ADR                                                            8,300                  172,225
         Telebras Spon. ADR                                                                 9,700                  993,038
         Telesp PFD Reg'd.                                                                    760                  193,004
         Unibanco PN                                                                        1,500                   56,927
       **Usiminas SA                                                                        6,500                   74,913
                                                                                                        -------------------

         Total Brazil                                                                                            2,873,967
                                                                                                        -------------------


V.       Canada (4.60%)

         Alcan Aluminum Ltd                                                                 7,000                  237,125
         BC Telecom Inc.                                                                    6,000                  131,118
         BCE Inc.                                                                           4,000                  184,000
         Bank of Montreal                                                                   5,000                  176,810
         Bank of Nova Scotia                                                                4,000                  146,939
         Barrick Gold Corporation                                                           8,500                  201,875
         Bombardier Inc. Class B                                                           11,000                  199,061
         Brascan Ltd. Ord. Class A                                                          7,500                  168,750
         Cambior Inc.                                                                       6,000                   81,000
         Canadian Imperial Bank of Commerce                                                12,200                  275,860

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Canada- Continued
        *Canadian Natural Resources                                                         3,500      $            84,703
        *Cott Corp.                                                                        15,000                  146,289
         Dofasco Inc.                                                                       3,500                   58,154
         Falconbridge Ltd.                                                                  2,500                   52,104
         IPL Energy                                                                         2,700                   77,826
         Imasco Ltd.                                                                        6,300                  158,609
         Imperial Oil Ltd.                                                                  5,000                  233,125
         Ipsco Inc.                                                                         2,500                   66,823
         Laidlaw Inc. Class A                                                               7,500                  102,187
         Loblaw Cos. Ltd.                                                                   6,000                   71,519
         Magna Int'l. Class A                                                               1,200                   59,550
         Maritime Teleg & Telephone Ltd.                                                    6,000                   99,910
         National Bank Of Canada (Montreal)                                                15,000                  159,834
        *Newbridge Networks Corp.                                                           9,500                  271,938
         Noranda Inc.                                                                      10,000                  221,420
         Northern Telecom                                                                   4,400                  287,650
         Power Financial Corp.                                                              4,000                   75,131
         Quebecor Inc. Class B                                                              5,000                   89,760
        *Renaissance Energy Ltd.                                                           12,000                  341,123
         Royal Bank of Canada                                                               8,900                  345,263
         Seagram Ltd.                                                                       5,000                  191,250
         Telus Corp.                                                                        4,500                   69,568
         Thomson Corp.                                                                     10,000                  197,580
         Transcanada Pipelines Ltd.                                                        10,000                  181,250
        *Wajax Ltd.                                                                        11,000                  135,886
                                                                                                        -------------------

         Total Canada                                                                                            5,580,990
                                                                                                        -------------------


VI.      Czech  Republic (.15%)

        *Czeske Energeticke Zavody (CEZ)                                                    1,350                   49,103
        *SPT Telecom AS                                                                       750                   89,209
         Tabak Bearer                                                                         150                   43,446
                                                                                                        -------------------

         Total Czech                                                                                               181,758
                                                                                                        -------------------


VII.     Denmark (1.01%)

         Carlsberg Class B                                                                  1,400                   87,485
         D/S Svendborg Class B                                                                  7                  309,064
         Danisco                                                                            1,400                   85,943
         Den Danske Bank AF                                                                 2,200                  198,424
         FLS Industries Class B                                                               300                   40,610
         Novo-Nordisk AS B                                                                  2,200                  230,283
         Sophus Berendsen Class B                                                             700                   91,893
         Teledenmark Class B                                                                3,500                  184,006
                                                                                                        -------------------

         Total Denmark                                                                                           1,227,708
                                                                                                        -------------------

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
VIII.    Finland (.74%)

         Nokia ADR                                                                         15,400      $           897,050
                                                                                                        -------------------


IX.      France  (7.28%)

         Air Liquide (L) SA                                                                 2,525                  399,809
         Alcatel Alsthom CGE SA                                                             3,000                  362,276
         Altran Technologies SA                                                               100                   36,798
         Axa SA                                                                             4,000                  265,242
         BIC                                                                                1,100                  167,513
         Carrefour Super Marche                                                             1,475                  917,130
         Casino Guichard Perrachon                                                          2,000                   94,006
         CIE Financiera De Paribas Br.                                                      2,000                  139,532
         CLF Dexia France                                                                   3,000                  324,339
         Eridania Beghin Say SA                                                             2,280                  359,391
         Eurafrance                                                                           300                  141,491
         Generale des Eaux                                                                  3,700                  504,141
         L'Oreal                                                                            1,200                  420,625
         LVMH Louis Vuitton Moet Hennessy                                                   1,600                  389,278
         Michelin "B" Reg'd.                                                                5,000                  297,889
         Peugeot SA                                                                         2,510                  286,563
         Rhone Poulenc SA Series A                                                          6,500                  220,313
         Saint Gobain                                                                       2,600                  394,550
         Sanofi                                                                             5,460                  534,865
         Schneider SA                                                                       5,000                  286,757
         Seita                                                                              4,000                  144,768
         Soc. Nationale Elf Aquitaine                                                      10,880                1,118,133
         Societe Generale Paris                                                             4,050                  474,646
         Technip SA                                                                         1,500                  161,368
         Thomson CSF                                                                        2,500                   84,602
         Usinor Sacilor                                                                     6,000                   98,317
         UAP Companie                                                                       8,000                  211,595
                                                                                                        -------------------

         Total France                                                                                            8,835,937
                                                                                                        -------------------


X.       Germany  (8.97%)

         Allianz AG Holdings Reg.                                                             200                  413,255
         BASF AG                                                                           23,500                  887,989
         Bayer AG                                                                          16,500                  686,820
         CKAG Colonia Konzern AG                                                           10,100                  951,087
         Commerzbank AG                                                                    28,500                  820,513
         Deutsche Bank AG                                                                  15,100                  850,436
         Deutsche Telekom AG                                                               25,000                  574,299
         Fresenius AG Pfd.                                                                  1,000                  229,720
         Industrie Werke Karlsruhe (IWKA) AG                                                2,250                  547,908
         Porsche AG Non-Voting Preferred                                                      300                  341,880

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Germany- Continued
         Sap AG Pfd.                                                                        2,500                  428,850
         SGL Carbon AG                                                                      2,500                  343,380
         Siemens AG Bearer                                                                 12,000                  647,054
         Suedzucker Pfd. Shares                                                               500                  254,311
         Veba AG                                                                           22,800                1,291,624
         Viag AG                                                                              900                  425,371
         Volkswagen AG                                                                      2,150                1,188,964
                                                                                                        -------------------

         Total Germany                                                                                          10,883,461
                                                                                                        -------------------


XI.      Greece (.59%)

         Alpha Credit Bank                                                                  3,750                  275,443
         Aluminum Co. of Greece Reg'd.                                                        600                   33,535
         Attica Enterprises SA                                                              3,000                   22,658
         Ergas Construction                                                                 3,000                   19,260
         Ergo Bank                                                                          2,766                  176,008
         Goodys SA                                                                          1,100                   24,343
         Hellenic Bottling Co.                                                              1,200                   39,018
         Hellenic Telecom Organ.                                                            3,000                   65,143
         Proodeftiki                                                                        3,000                   21,525
         Titan Cement Ord.                                                                    500                   36,065
                                                                                                        -------------------

         Total Greece                                                                                              712,998
                                                                                                        -------------------


XII.     Hong Kong / China  (3.56%)

         Cheung Kong Holdings Ltd.                                                         40,000                  352,317
         First Pacific Co.                                                                340,000                  432,201
         FPB Bank Holding Co.                                                             261,000                  109,470
         Gold Peak Ind.                                                                   149,000                   96,145
         HSBC Holdings Plc                                                                 18,000                  416,973
         Hang Seng Bank                                                                    20,000                  206,486
         Henderson Land Development Ltd.                                                   55,000                  456,044
         Hong Kong & China Gas                                                            124,600                  233,966
         Hong Kong & China Gas Wts. (Ex. 9/30/97)                                          10,800                    4,878
         Hong Kong & Shanghai Hotels                                                       81,000                  129,099
         Hong Kong Telecommunications                                                     125,000                  214,552
        *Huaneng Power Int'l. ADR                                                           5,400                  120,825
         New World Development Co. Ltd.                                                    50,000                  272,304
        *New World Infrastructure                                                          64,400                  183,675
         Peregrine Investment Wts. (Ex. 5/15/98)                                            4,500                    1,092
         Shanghai Industrial Holdings Ltd.                                                 35,000                  153,574
         Sun Hung Kai Properties Ltd.                                                      25,000                  265,367
         Swire Pacific Ltd. Class A                                                        58,000                  456,593
         Tingyi Holding Corp.                                                             454,000                   99,018
         Zhenhai Refining & Chem Co. Ltd. Class H                                         333,000                  120,311
                                                                                                        -------------------

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Hong Kong / China- Continued
         Total Hong Kong / China                                                                       $         4,324,890
                                                                                                        -------------------


XIII.    Hungary (.60%)

       **Borsodchem RT                                                                      1,850                   65,675
        *Danubius Hotel & Spa                                                               1,500                   45,285
         EGIS Rt.                                                                           1,500                   93,090
       **Gedeon Richter GDR                                                                 2,000                  124,000
        *Graboplast Rt. Reg'd.                                                              1,450                   65,209
         Magyar Olay Es Gazipari                                                           10,600                  184,763
         OTP Bank                                                                           4,750                  104,440
         Pick Szeged Rt. Bearer                                                               720                   47,411
                                                                                                        -------------------

         Total Hungary                                                                                             729,873
                                                                                                        -------------------


XIV.     Indonesia  (.45%)

        *Bank Danamon Pt (Fgn. Reg'd.)                                                     16,500                   18,898
         Bank International Indonesia (Fgn. Reg'd.)                                        61,174                   46,498
         Bank International Indonesia (Fgn. Reg'd./ Wts.)                                   5,440                    1,926
         Bank Niaga                                                                        12,000                   35,985
         Citra Marga Nusaphala Persada                                                     35,000                   31,341
         Gudang Garam (Fgn. Reg'd.)                                                        12,000                   52,353
         Indosat ADR                                                                        1,500                   40,125
         Kalbe Farma (Fgn. Reg'd.)                                                         27,000                   30,362
        *Lippo Bank (Fgn. Reg'd.)                                                          14,000                   13,994
         Matahari Putra Prima (Fgn. Reg'd.)                                                16,000                   23,324
         Mayorah Indah (Fgn. Reg'd.)                                                       51,000                   19,117
         Mulia Industrindo (Fgn. Reg'd.)                                                   33,000                   22,335
         Sampoerna H.M. (Fgn. Reg'd.)                                                      10,000                   46,856
         Semen Gresik (Fgn. Reg'd.)                                                        17,000                   42,305
         Tambang Timah                                                                      5,500                    8,590
         Telekomunikasi Indonesia ADR                                                       3,300                   99,413
        *Wicaksana Overseas                                                                 7,000                    9,111
                                                                                                        -------------------

         Total Indonesia                                                                                           542,533
                                                                                                        -------------------

XV.      Ireland (.49%)

         Allied Irish Banks                                                                22,500                  154,852
         CRH Plc                                                                           10,000                   98,863
         DCC Plc                                                                            2,500                   12,120
         Greencore Ord.                                                                    13,000                   72,939
         Irish Life Plc                                                                    16,500                   86,807
         Irish Permanent Plc                                                                3,500                   33,490
         Kerry Group A Shares                                                               4,000                   40,372
         Smurfit (Jefferson) Plc                                                           25,000                   66,359

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Irelend- Continued
         Waterford Wedgewood Units                                                         20,000      $            27,815
                                                                                                        -------------------

         Total Ireland                                                                                             593,617
                                                                                                        -------------------

XVI.     Italy  (2.49%)

         Assicurazione Generali                                                             4,000                   70,060
         Autostrade CEC Pfd. B Shares                                                      55,000                  114,146
         Banca Popolare di Bergamo Credito                                                  3,000                   45,796
         Banca Popolare di Milano                                                           4,000                   22,433
         Benetton Group SpA                                                                 9,000                  112,016
         Bulgari SpA                                                                          800                   15,331
         Danieli & Co.                                                                      6,000                   42,863
         Danieli & Co. Di Risp                                                              3,900                   14,504
         Edison SpA                                                                        11,000                   58,788
         ENI SpA                                                                          100,000                  508,348
         Fiat SpA                                                                          66,500                  211,407
         Fiat SpA di Risp                                                                  45,000                   80,841
         IFIL di Risp                                                                       9,100                   17,030
         Istituto Mobiliare Italiano                                                       35,000                  304,304
         Istituto Nazionale delle Assicurazioni SpA (A)                                   264,200                  354,978
         Italgas                                                                           13,700                   45,607
        *Luxottica Group ADR                                                                1,100                   58,437
        *Olivetti & Co. SpA                                                                77,000                   27,712
         Parmalat Finanziaria SpA                                                          10,200                   14,163
         Pirelli SpA                                                                       79,900                  173,970
         Tecnost SpA                                                                        5,800                   13,081
         Telecom Italia Mobile SpA                                                        140,000                  403,079
         Telecom Italia SpA                                                                40,000                  100,050
         Telecom Italia SpA di Risp                                                       100,000                  213,236
                                                                                                        -------------------

         Total Italy                                                                                             3,022,180
                                                                                                        -------------------

XVII.    Japan  (14.13%)

         77th Bank                                                                         20,000                  153,473
         Acom                                                                              11,000                  458,074
         Amada Co. Ltd.                                                                    20,000                  144,740
         Amway Japan Ltd.                                                                  15,000                  412,388
         Aoyama Trading                                                                    15,000                  348,104
         Asahi Chemical Industries                                                         67,000                  348,896
         Atsugi Nylon Industrial                                                           40,000                  120,967
         Bridgstone Metalpha                                                               42,000                  329,425
         Chugoku Bank                                                                      20,000                  253,901
         Chugoku Electric Power                                                            30,000                  497,291
         Dai Ichi Kangyo Bank                                                              35,000                  370,745
         Daiichi Pharmaceutical                                                            20,000                  304,035
         Daikyo Inc.                                                                      120,000                  389,100
         Fuji Photo Film Co.                                                               16,000                  526,563
         Fujitsu                                                                           50,000                  509,420

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Japan- Continued
         Hitachi Ltd.                                                                      50,000      $           444,732
         Honda Motor Co.                                                                   15,000                  447,562
         Japan Tobacco Inc.                                                                    50                  332,336
         Kirin Brewery Co. Ltd.                                                            36,000                  296,919
        *Kobe Steel                                                                        88,000                  157,969
         Kyocera Corp.                                                                      6,000                  340,584
         Long Term Credit Bank of Japan                                                    40,000                  135,845
         Matsushita Electric Industrial Ltd.                                               25,000                  390,151
         Mitsubishi Corp.                                                                  30,000                  266,839
         Mitsubishi Elec. Corp.                                                            75,000                  421,485
         Mitsubishi Heavy Industries Ltd.                                                  18,000                  117,167
         Mitsubishi Material                                                              110,000                  384,248
         Mitsubishi Motors                                                                147,000                1,089,989
         Mitsubishi Oil Co.                                                                26,000                  115,420
         Mitsui & Co.                                                                      40,000                  293,685
         Mori Seiki Co.                                                                    25,000                  343,657
         Nikko Securities                                                                  80,000                  448,937
         Nippon Shokubai Corp.                                                             50,000                  298,375
         NKK Corp.                                                                         80,000                  168,189
         Omron Corp.                                                                       15,000                  266,839
         Promise Co.                                                                        8,000                  335,085
         Ricoh Co.                                                                         45,000                  513,059
         Sankyo Co. Ltd.                                                                   11,000                  233,040
         Sanwa Bank Ltd.                                                                   62,000                  666,774
         Secom Co.                                                                          4,000                  224,792
         Seino Transportation                                                              30,000                  293,523
         Sekisui House Ltd.                                                                80,000                  782,728
         Sony Corp.                                                                         4,000                  279,777
         Suzuki Motor Corp.                                                                50,000                  485,162
         Tokyo Electric Power                                                               7,070                  128,629
         Tokyo Ohka Kogyo Co. Ltd.                                                         28,000                  658,850
         Yamanouchi Pharmaceutical Co. Ltd.                                                18,000                  372,605
         Yamato Transport                                                                  25,000                  246,624
                                                                                                        -------------------

         Total Japan                                                                                            17,148,698
                                                                                                        -------------------

XVIII.   Malaysia (1.47%)

        *Arab Malaysian Finance                                                            32,000                   96,843
         Commerce Asset Holdings Berhad (Fgn. Reg'd.)                                      15,000                  105,316
         DCB Holdings Berhad                                                               25,000                   94,321
         Ekran Berhad                                                                      10,000                   31,676
         Genting Berhad                                                                     9,000                   61,011
         Golden Hope Plantations Berhad                                                    38,000                   65,934
         Kian Joo Can Factory                                                              10,000                   43,579
         Magnum Corp. Berhad                                                               22,000                   41,723
         Malayan Banking Berhad                                                            15,000                  170,988
         Malaysia Int'l. Shipping (Fgn. Reg'd.)                                            22,000                   54,595
         Malaysian Airline Systems                                                         12,000                   31,958
         Malaysian Oxygen Berhad                                                           10,000                   54,070

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Malaysia- Continued
         Nylex Malaysia Berhad                                                             15,000      $            32,987
         Perusahaan Otomobil Nasional Berhad                                               19,000                  120,367
         Petronas Gas Berhad                                                               45,000                  166,145
         Public Bank Berhad (Fgn. Reg'd.)                                                  20,000                   39,383
         Resorts World Berhad                                                              12,000                   51,327
         Sime Darby Berhad                                                                 60,000                  219,106
         Sime UEP Properties Berhad                                                        10,000                   23,605
         Telekom Malaysia                                                                  25,000                  194,694
         Tractors Malaysia                                                                 17,000                   34,984
         UMW Holdings Berhad                                                                9,000                   49,753
                                                                                                        -------------------

         Total Malaysia                                                                                          1,784,365
                                                                                                        -------------------

XIX.     Mexico (1.38%)

         Alfa SA de CV Class A                                                              6,500                   36,519
        *Carso Global Telecom                                                              19,726                   59,704
         Cemex Spon. ADR                                                                   25,200                  204,750
         Cifra SA de CV ADR                                                                59,500                   80,027
        *Comercial Mexicana SA de CV                                                       21,000                   15,148
         Desc SA de CV SPN ADR                                                              1,500                   39,375
        *Empaques Ponderosa Ser. B                                                         57,800                   36,155
         Femsa B SA de CV Class B                                                           8,000                   35,362
         Grupo Corvi Sa de CV Units                                                        40,000                   21,086
         Grupo Carso A1 SA de CV                                                           16,600                   97,241
         Grupo Elektra SA de CV Class C                                                     3,700                   70,300
       **Grupo Fin. Bancomer SP ADR                                                         7,000                   58,205
         Grupo Financiero Inbursa "Ser. B"                                                  7,000                   24,629
        *Grupo Ind'l. Durango ADR                                                           4,100                   40,487
         Grupo Ind'l. Maseca SA Spon. ADR                                                   2,900                   45,312
         Grupo Modelo SA "Ser. C"                                                           6,600                   39,786
       **Grupo Televisa GDR                                                                 3,100                   77,112
         Kimberly Clark De Mexico ADR                                                       8,400                  175,350
         Nacional De Drogas SA de CV L Shares                                              10,000                   36,572
        *Panamerican Beverages Class A ADR                                                  1,000                   53,625
         Telefonos De Mexico ADR                                                           11,100                  427,350
                                                                                                        -------------------

         Total Mexico                                                                                            1,674,095
                                                                                                        -------------------


XX.      Netherlands  (6.95%)

         ABN-AMRO Holdings NV                                                              13,800                  949,551
         Aegon NV                                                                           2,600                  183,200
         Fortis Amev NV CV A                                                                6,000                  233,947
         Getronics NV                                                                      13,300                  432,744
         ING Groep NV                                                                      31,050                1,223,927
         Koninklijke Ahold NV                                                               5,500                  383,431
         Nutricia Ver Bedrijven                                                             3,800                  587,802
         OCE - Van Der Grinten NV                                                           5,000                  647,542

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Netherlands- Continued
         Philips Electronics                                                               10,000      $           466,721
         Royal Dutch Petroleum                                                             12,900                2,343,602
         Samas Groep NV                                                                     9,100                  398,020
         Van Ommeren NV CVA (Pt'g. Cert.)                                                   3,900                  170,580
         Verenigd Bezit VNU Haarlem                                                        20,000                  411,782
                                                                                                        -------------------

         Total Netherlands                                                                                       8,432,849
                                                                                                        -------------------

XXI.     New Zealand (.32%)

         Brierley Investment Ltd.                                                          40,000                   37,236
         Carter Holt Harvey Ltd.                                                           40,000                   84,753
         Fisher & Paykel                                                                   15,000                   53,666
         Fletcher Challenge Energy                                                         10,000                   26,954
         Flether Challenge Buildings                                                       17,000                   50,546
         Telecom Corp. of New Zealand                                                      30,000                  136,509
                                                                                                        -------------------

         Total New Zealand                                                                                         389,664
                                                                                                        -------------------

XXII.    Norway (.61%)

         Awilco AS B                                                                        4,500                   55,619
         Christiania Bank OG Kreditkasse                                                    6,500                   23,954
         Den Norske Bank AS                                                                 5,000                   21,686
         Dyno Industrier                                                                      800                   21,231
         Elkem AS A                                                                         2,500                   47,012
         Kvaerner Industrier                                                                1,000                   54,292
         Leif Hoegh & Co.                                                                   2,000                   40,340
         Norsk Hydro AS                                                                     5,400                  270,247
         Norske Skogindustier Class A                                                         700                   22,877
         Nycomed ASA                                                                        2,000                   31,696
         Orkla A/S                                                                          1,200                   96,634
        *Petroleum Geo Service                                                                600                   26,206
        *Storebrand                                                                         4,500                   30,983
                                                                                                        -------------------

         Total Norway                                                                                              742,777
                                                                                                        -------------------

XXIII.   Philippines (.45%)

         Cosmos Botting Corp.                                                             158,400                   52,269
        *DMCI Holdings Inc.                                                                25,400                   18,064
         Davao Union Cement Corp.                                                          37,138                    7,747
        *Empire East Land Inc.                                                            120,000                   46,653
         Far East Bank & Trust                                                             27,000                  119,818
        *Filinvest Land Inc.                                                              130,900                   41,705
        *Fortune Cement Corp.                                                              30,900                   18,166
         Manila Electric Class B                                                            4,110                   32,737
        *Mondragon Int'l. Philippines Inc.                                                100,800                   43,011
         Philippine Long Distance Telephone                                                 1,700                  102,200

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Philippine- Continued
        *Philippine National Bank                                                           4,000      $            47,791
        *Robinsons Land Corp. Class B                                                      78,000                   13,461
                                                                                                        -------------------

         Total Philippines                                                                                         543,622
                                                                                                        -------------------


XXIV.    Poland (.38%)

        *Agros Holdings Series C                                                              800                   20,166
        *Agros Holding Series D                                                               160                    3,643
         Bank Przemyslowo Handlowy (BPH), S.A.                                                500                   30,249
         Bank Slaski                                                                          400                   37,730
        *Big (Bank Inic. Gosp.), S.A.                                                      45,000                   58,546
        *Debica SA Class A                                                                  1,000                   26,508
         Elektrim SA                                                                       13,700                  120,312
         Mostostal Export SA                                                                8,000                   24,329
         Mostostal Zabrze-Holding SA                                                        7,000                   45,991
        *Okocimskie Zaklady Piwowarskie                                                     3,500                   20,947
         Polifarb Cieszyn                                                                   6,000                   39,031
         Rolimpex                                                                           5,000                   29,761
                                                                                                        -------------------

         Total Poland                                                                                              457,213
                                                                                                        -------------------


XXV.     Portugal (1.65%)

         Banco Commercial Portugues (Fgn. Reg'd.)                                          20,500                  305,605
         Banco Espirito Santo Reg'd.                                                       21,000                  405,598
         Cimpor (Cimentos de Portugal) SA                                                   5,500                  114,788
        *Colep (Cia Portuguesa de Embalagens)                                               3,400                   47,645
         Engil Sociedade Gestora Part. Soc.                                                 5,500                   63,429
         Est. Jeronimo Martins Filho                                                        2,499                  138,585
         Est. Jeronimo Martins BNS                                                              1                       18
        *Inparsa (Industrias Particiapcoes)                                                 2,650                   23,703
        *Mundial Confianca                                                                  9,000                  109,481
         Portugal Telecom SA                                                                8,000                  297,912
         Portugal Telecom Spon. ADR                                                         8,000                  294,000
        *Somague SGPS                                                                       6,900                   69,946
        *Telecel Comuni. Pessoais                                                           1,600                  131,186
                                                                                                        -------------------

         Total Portugal                                                                                          2,001,896
                                                                                                        -------------------


XXVI.    Singapore  (.68%)

         ACMA Ltd.                                                                         20,000                   37,106
         City Developments                                                                  6,000                   53,167
         Clipsal Industries                                                                15,000                   61,500
         Cycle & Carriage Ltd.                                                              3,000                   30,322
         DBS Land (Fgn. Reg'd.)                                                            18,000                   61,558

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Singapore- Continued
         Development Bank of Singapore (Fgn. Reg'd.)                                        5,000      $            58,152
         Elec. & Eltek International                                                        7,000                   32,480
         GP (Gold  Peak) Batteries                                                         15,000                   44,700
         Jardine Strategic                                                                 16,000                   55,360
         Keppel Corp.                                                                      10,000                   62,998
        *Lindeteves Jacoberg Ltd.                                                          54,000                   75,140
         Overseas Chinese Bank (Fgn. Reg'd.)                                                6,000                   71,443
         Prima Ltd.                                                                         9,000                   31,464
         Singapore Airlines Ltd. (Fgn. Reg'd.)                                              6,000                   48,183
         United Overseas Land                                                              10,000                    6,230
        *Want Want Holdings                                                                35,000                  100,450
                                                                                                        -------------------

         Total Singapore                                                                                           830,253
                                                                                                        -------------------


XXVII.   South Africa (.97%)

         Anglo American Gold INV                                                              600                   42,493
         De Beers Centenary Link Units                                                      9,500                  346,080
         First National Bank Hld'g.                                                        20,000                  123,996
         Gencor Ltd.                                                                       28,000                  129,879
         Goldfields South Africa                                                            2,500                   60,810
         Samancor Ltd.                                                                      3,000                   36,401
         Sasol Ltd.                                                                        12,000                  128,295
         South Africa Brews                                                                 7,000                  221,745
         South African Iron & Steel                                                        60,000                   48,874
         Vaal Reefs Exploration & Mining                                                      600                   36,113
                                                                                                        -------------------

         Total South Africa                                                                                      1,174,686
                                                                                                        -------------------


XXVIII.  South Korea (.12%)

         Daewoo Heavy Industries Ltd.                                                       1,800                    9,126
         Kepco/ Korea Electric Power Corp.                                                  2,939                   85,331
         Korea Long Term Credit Bank                                                        1,785                   24,119
         Samsung Electronics                                                                  400                   31,572
                                                                                                        -------------------

         Total Korea                                                                                               150,148
                                                                                                        -------------------


XXIX.    Spain  (3.64%)

         Acerinox SA                                                                        1,300                  183,763
         Aumar (Fgn. Reg'd.)                                                                6,000                   82,393
         Autopistas Cesa (Fgn. Reg'd.)                                                      8,925                  102,975
         Banco de Santander (Fgn. Reg'd.)                                                   6,000                  414,088
         BCO Bilbao Vizcaya Reg'd.                                                         10,000                  607,329
         BCO Popular Esp.                                                                     600                  107,960
         Corporacion Mapfre Reg'd.                                                          2,000                  103,345

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Spain- Continued
         Endesa                                                                            10,000      $           646,260
         Fabrica Autom Renault                                                              4,604                   85,383
         Iberdrola SA                                                                      60,000                  662,540
         Repsol SA                                                                         12,000                  501,152
         Tabacalera SA Ser. A (Fgn. Reg'd.)                                                 1,000                   50,257
         Telefonica de Espana SA                                                           32,000                  773,530
         Vidrala SA                                                                         1,500                   98,213
                                                                                                        -------------------

         Total Spain                                                                                             4,419,188
                                                                                                        -------------------


XXX.     Sweden (2.72%)

         ABB AB Series A                                                                    2,400                  271,249
         AGA AB Series B                                                                    5,000                   75,612
         Astra AB Series A                                                                 13,300                  643,081
         Autoliv AB Free                                                                    2,400                  103,629
         Electrolux AB Series B                                                             1,600                  101,877
         Ericsson Telecom Series B                                                         19,800                  698,656
         Hennes & Mauritz Series B                                                            850                  113,770
         Investor AB Class B                                                                2,000                   93,918
         Nordbanken                                                                         6,300                  217,285
         Scania AB Wts. (Ex. 6/4/99)                                                        5,100                    4,533
         Skanska AB Series B                                                                2,400                  109,200
         Stora Kopparbergs Series A                                                        15,700                  222,844
         Svedala Industri Free                                                              3,800                   74,100
         Svenska Handelsbanken Series A                                                     6,000                  183,061
         Swedish Match AB Free                                                              9,300                   33,309
         Sydkraft Series C                                                                  5,500                  105,061
         Volvo AB Class B Free                                                              9,300                  249,202
                                                                                                        -------------------

         Total Sweden                                                                                            3,300,387
                                                                                                        -------------------


XXXI.    Switzerland (6.16%)

         ABB AG Baden Bearer                                                                  100                  120,289
         Adecco SA                                                                            750                  244,577
         Alusuisse-Lonza Holding Ltd.                                                         100                   84,550
         Ciba Geigy AG (Reg'd.)                                                             1,400                  115,839
         Clariant AG (Reg'd.)                                                               1,000                  492,977
         Credit Suisse Group                                                                8,100                  972,935
         Nestle S.A. (Reg'd.)                                                                 850                  995,863
         Novartis Ag Reg'd.                                                                 1,400                1,738,562
         Roche Holdings AG (Ptg. Cert.)                                                       160                1,384,508
         Swiss Bank Corp. (Reg'd.)                                                          2,000                  427,618
         Swiss Reinsurance (Reg'd.)                                                           400                  425,532
        *Swissair (Reg'd.)                                                                    100                   89,278
         Zurich Insurance (Reg'd.)                                                          1,200                  377,973
                                                                                                        -------------------

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         Switzerland- Continued
         Total Switzerland                                                                             $         7,470,501
                                                                                                        -------------------

XXXII.   Taiwan (.91%)

        *Acer Inc.                                                                         28,000                   70,661
         Asia Cement                                                                       28,000                   51,344
        *Bank Sinopac                                                                      42,000                   42,854
        *CMC Magnetics Corp.                                                               22,000                   58,315
         Cathay Construction Co.                                                           33,000                   58,715
         Cathay Life Insurance                                                             29,000                  172,694
         China Development Corp.                                                           29,000                  117,937
         China Steel                                                                       57,000                   54,641
        *China Trust Commercial BK                                                         96,000                  177,778
         Formosa Plastics Corp.                                                            30,000                   75,708
        *Inventec Electronics Co.                                                           4,000                   41,975
        *President Enterprises Corp.                                                       31,000                   51,892
        *Tuntex Distinct                                                                   76,000                   56,848
        *Yue Loong Motor                                                                   36,000                   70,588
                                                                                                        -------------------

         Total Taiwan                                                                                            1,101,950
                                                                                                        -------------------


XXXIII.  Thailand (.25%)

         Advanced Info. Svcs. (Fgn. Reg'd.)                                                 5,700                   48,754
         Bangkok Bank (Fgn. Reg'd.) Pcl                                                    15,600                  151,462
         Ptt Exploration and Production (Fgn. Reg'd.) Pcl                                   4,200                   62,462
         Shinawatra Comp. & Comm. Pcl (Fgn. Reg'd.)                                         3,000                   24,041
         Thai Airways International (Fgn. Reg'd.) Pcl                                      12,200                   20,917
                                                                                                        -------------------

         Total Thailand                                                                                            307,636
                                                                                                        -------------------


XXXIV.   United Kingdom (17.43%)

         Amvesco PLC                                                                       50,000                  281,329
         Associated British Foods                                                          50,000                  451,607
         BAT Industries Ord.                                                               55,000                  467,813
         BG PLC                                                                            86,600                  230,808
         Barclays Bank Ord.                                                               105,800                1,777,175
         Bass Ord.                                                                         56,200                  753,089
         Blue Circle Industries Ord.                                                       50,000                  341,379
         Brammer PLC                                                                       21,300                  220,769
         British Aerospace                                                                 20,000                  448,811
        *British Biotechnology Ord.                                                       218,750                  903,318
         British Petroleum Ord.                                                            80,000                  929,209
         British Steel Ord.                                                                90,000                  241,351
         British Telecom. Ord.                                                            230,000                1,687,646
         Burton Group                                                                     230,000                  590,298

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                                      Shares                  Value
                                                                                 -----------------      -------------------
         United Kingdom- Continued
        *Centrica PLC                                                                      86,600      $            89,759
         EMAP Publishing PLC                                                               25,000                  319,580
         GKN Ord.                                                                          21,300                  351,128
         General Accident Ord.                                                             34,700                  468,125
         General Electric Ord.                                                             44,500                  273,810
         Great Universal Stores PLC                                                        60,000                  657,422
         Greene King PLC                                                                   40,000                  469,869
         Hyder PLC Cumltve. Redem.                                                         44,100                   75,728
         ICI                                                                               30,400                  348,098
         Lloyds TSB Group Ord.                                                            174,989                1,436,580
         Ladbroke Group Ord.                                                              120,000                  444,204
         Land Securities                                                                   28,800                  367,209
         National Westminster Plc                                                          20,000                  227,038
         Pearson Ord.                                                                      50,000                  602,966
         Peninsular & Oriental Steam Navagation Co.                                        25,000                  253,772
         Racal Electronics                                                                 36,000                  171,759
         Reuters Holdings                                                                  30,000                  306,007
         Rolls - Royce Ord.                                                                84,000                  315,089
         Royal & Sun Alliance Ins.                                                         95,000                  698,634
         Scapa Group PLC                                                                  100,000                  362,767
         Scottish Power PLC                                                                66,000                  384,384
         Shell Transport & Trading Reg'd.                                                  35,000                  624,765
         Smithkline Beecham Ord.                                                           51,964                  772,840
         Tate & Lyle Ord.                                                                  40,000                  286,265
         Taylor Woodrow Ord.                                                              150,000                  463,946
         Tesco Ord.                                                                        50,000                  287,910
         Yorkshire Electricity Group                                                       20,000                  303,046
         Yorkshire Water PLC                                                               14,400                   83,155
         Zeneca Ord.                                                                       13,000                  377,063
                                                                                                        -------------------

         Total United Kingdom                                                                                   21,147,520
                                                                                                        -------------------


         Total Equity Securities (98.52%)
         (Identified Cost $107,473,466)                                                                        119,541,529
                                                                                                        -------------------

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

         Total Short-Term Investments (1.45%)
         Brown Brothers Harriman & Co. (Grand Cayman Branch)
              5.00% Call Account
              (Identified Cost $1,764,000)                                                                       1,764,000
                                                                                                        -------------------

         Total Investments  (99.97%)
         (Identified Cost $109,237,466)                                                                        121,305,529

         Other Assets Less Liabilities (.03%)                                                                       33,056
                                                                                                        -------------------

         Net Assets  (100.00%)                                                                         $       121,338,585
                                                                                                        ===================





         --------------------------------------------------------
         * Non-income producing security
         **Exempt  from  registration  under  Rule 144A of the  Securities  Act of 1993.  These  securities  may  resold in transactions  exempt from  registration,  normally to qualified  institutional  buyers. On March 31, 1997, these securities were valued at $451,780, less than 0.4% of Net Assets.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY INDUSTRY
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

                                                                      Percent of
Industry                                                              Net Assets
--------                                                              ----------

Aerospace                                                                0.86%
Air Transportation                                                       0.16
Appliances and Household Products                                        1.15
Automobile                                                               4.22
Banking                                                                 15.07
Beverages and Tobacco                                                    2.30
Broadcasting and Publishing                                              1.62
Building Materials & Components                                          1.39
Business Services                                                        2.52
Chemicals                                                                4.30
Construction and Housing                                                 1.38
Data Products                                                            1.46
Electrical and Electronics                                               4.55
Electronic Components and Instruments                                    0.51
Energy Sources                                                           7.67
Finance/Financial Services                                               2.74
Food and Housing Products                                                2.97
Gold                                                                     0.40
Health and Personal Care                                                 7.16
Industrial Components                                                    1.00
Insurance                                                                4.67
Leisure                                                                  1.26
Machinery                                                                1.57
Materials                                                                0.66
Merchandising                                                            3.61
Metals (Non-Ferrous)                                                     1.21
Multi-Industry                                                           2.80
Other Industries                                                         0.03
Paper & Allied Products                                                  0.39
Real Estate                                                              2.14
Recreation                                                               1.12
Railroad Transportation                                                  0.45
Shipping                                                                 0.75
Steel                                                                    0.98
Telecommunications                                                       6.51
Textiles                                                                 0.25
Utilities                                                                5.60
Wholesale and International                                              1.09
Short-Term Investments                                                   1.45
Other Assets Less Liabilities                                            0.03
                                                                        ------

Net Assets                                                             100.00%
                                                                       ======

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

Assets

Investments, at value
      (Identified cost $109,237,466)                                                         $ 121,305,529
Foreign currency, at value
      (Identified cost $20,788)                                                                     21,042
Cash                                                                                                 7,674
Receivables:
      Dividend, interest and recoverable foreign taxes receivable     $     468,576
      Portfolio securities sold                                             921,065
      Fund shares sold                                                       53,597             1,443,238
                                                                       -------------
Prepaid expenses                                                                                    7,867
                                                                                             -------------

      Total assets                                                                            122,785,350
                                                                                             -------------

Liabilities

Payables:
      Portfolio securities purchased                                       $619,159
      Unrealized loss on forward currency contracts (Note 5)                 82,503
      Fund shares redeemed                                                  499,176             1,200,838
                                                                       -------------
Accrued management fees (Note 3)                                                                  104,715
Other accrued expenses                                                                            141,212
                                                                                             -------------

      Total liabilities                                                                         1,446,765
                                                                                             -------------

Net assets (equivalent to $6.04 per share of $.0001 par value capital stock, representing the offering and redemption
      price for 20,098,811 shares outstanding,
      100,000,000 shares authorized)                                                        $ 121,338,585
                                                                                             =============


Net assets consist of:
      Capital paid in                                                                       $ 107,271,804
      Accumulated overdistributed net investment income                                          (192,866)
      Accumulated net realized gain on investments
         and foreign currency transactions                                                      2,276,459
      Unrealized appreciation (depreciation) on:
         Investments                                                  $  12,068,063
         Foreign currency                                                   (84,875)           11,983,188
                                                                       -------------         -------------

                                                                                            $ 121,338,585
                                                                                             =============

                       See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

Investment Income
      Dividends (net of foreign taxes withheld of $100,027)                                  $    854,920
      Interest                                                                                     54,876
                                                                                             -------------
                                                                                                  909,796

Expenses
      Advisory fees                                                   $     552,197
      Custodian fees                                                        171,728
      Audit and legal fees                                                   54,700
      Transfer agent fees                                                    18,398
      Administrative fees                                                    16,409
      Directors' fees and expenses                                            7,957
      Insurance                                                               4,621
      Printing fees                                                           2,486
      Registration fees                                                       3,733
      Miscellaneous expenses                                                 10,252
                                                                       -------------
         Total expenses                                                                           842,481
                                                                                             -------------

         Net investment income                                                                     67,315
                                                                                             -------------


Realized and Unrealized Gain (Loss)
      on Investments and Foreign Currency

      Net realized gain on investments                                                          1,293,580
      Net unrealized gain on investments                                                        5,340,676
                                                                                             -------------

         Net gain on investments                                                                6,634,256
                                                                                             -------------

      Net realized gain on foreign currency                                                       993,581
      Net unrealized  loss on foreign currency
         and foreign currency denominated assets and
         liabilities                                                                             (232,173)
                                                                                             -------------

         Net gain on foreign currency                                                             761,408
                                                                                             -------------

         Net gain on investments and foreign currency                                           7,395,664
                                                                                             -------------
       FOREIGN CURRENCY
      Net increase in net assets resulting from operations                                   $  7,462,979
                                                                                              ============

                       See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                For the six months
                                                               ended March 31, 1997   For the year ended
Increase (Decrease) in Net Assets                                    Unaudited        September 30, 1996
                                                               --------------------   ------------------
Operations:
      Net investment income                                       $      67,315           $     804,695
      Net realized gain on investments                                1,293,580               6,873,079
      Net unrealized gain (loss) on investments                       5,340,676                (769,440)
      Net realized gain on foreign currency                             993,581                  78,900
      Net unrealized gain (loss) on foreign currency and
         foreign currency denominated assets and liabilities           (232,173)                123,385
                                                                  -------------           -------------

      Net increase resulting from operations                          7,462,979               7,110,619
                                                                  -------------           -------------

Distributions to shareholders:
      From net investment income                                       (953,051)             (1,061,398)
      From net realized gains                                        (6,861,964)             (5,483,889)
                                                                  -------------           -------------

      Total distributions                                            (7,815,015)             (6,545,287)
                                                                  -------------           -------------

Fund share transactions:
      Proceeds from shares sold                                      21,485,517              15,242,997
      Net asset value of shares issued on
         reinvestment of distributions                                6,979,670               5,720,256
      Cost of shares redeemed                                        (7,156,358)            (29,356,526)
                                                                  -------------           -------------

      Net increase (decrease) resulting from Fund share
         transactions                                                21,308,829              (8,393,273)
                                                                  -------------           -------------

      Net increase (decrease)                                        20,956,793              (7,827,941)


Net Assets
      Beginning of year                                             100,381,792             108,209,733
                                                                  -------------           -------------
      End of year (including undistributed (overdistributed)
         net investment income of ($192,866) and
         $692,870, respectively)                                  $ 121,338,585           $ 100,381,792
                                                                  =============           =============

Number of Fund Shares
      Sold                                                            3,523,345               2,576,621
      Issued on reinvestment of distributions                         1,193,106                 999,560
      Redeemed                                                       (1,199,246)             (5,035,947)
                                                                  -------------           -------------

      Net increase (decrease)                                         3,517,205              (1,459,766)
                                                                  =============           =============

                       See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period:
                                                                                                             1
                                                For the six                         Year Ended September 30,
                                                months ended    ------------------------------------------------------------
                                               March 31, 1997
                                                 Unaudited             1996         1995      1994        1993        1992
                                                 ---------             ----         ----      ----        ----        ----
Net Asset Value, Beginning of Period                   $6.05           $6.00       $6.10      $5.66       $4.80       $5.69
                                               --------------         -------    --------   --------    --------   ---------

   Income from Investment Operations:
                            2                                                            2
      Net Investment Income                             0.00            0.05        0.06       0.01        0.07        0.06

      Net Realized/Unrealized Gain (Loss) on                                             3
          Securities and Foreign Currency               0.40            0.37        0.06       0.43        0.79       (0.87)
                                               --------------         -------    --------   --------    --------   ---------

      Total from Investment Operations                  0.40            0.42        0.12       0.44        0.86       (0.81)
                                               --------------         -------    --------   --------    --------   ---------

   Less Distributions:

      Net Investment Income                            (0.05)          (0.06)       -          -           -          (0.08)

      Capital Gains                                    (0.36)          (0.31)      (0.22)      -           -           -
                                               --------------         -------    --------   --------    --------   ---------

      Total Distributions                              (0.41)          (0.37)      (0.22)      -           -          (0.08)
                                               --------------         -------    --------   --------    --------   ---------

   Net Asset Value, End of Period                      $6.04           $6.05       $6.00      $6.10       $5.66       $4.80
                                               ==============         =======    ========   ========    ========   =========

   Total Return                                        6.83%            7.33%       2.13%      7.77%     17.92%     (14.20%)

   Ratios/Supplemental Data:

      Net Assets, End of Period (000's)             $121,339         $100,382    $108,210   $204,788   $182,894    $127,092

                                                             5
      Ratio of Expenses to Average Net Assets          1.45%            1.54%       1.53%      1.39%      0.68%       1.05%

      Ratio of Net Investment Income to                      5
         Average Net Assets                            0.12%            0.78%       0.97%      0.29%      1.88%       1.55%

      Portfolio Turnover Rate                            72%             103%        174%       176%       131%         77%
                                  4
     Average Commission Rate Paid                    $0.0106          $0.0268        ---        ---        ---         ---

-----------------------------------------------

   1. Prior to February, 1993, the investment managers of the Fund were Nomura Capital Management, Inc. and certain affiliates (collectively, "Nomura"),
Acadian Asset Management, Inc. ("Acadian"), and, with respect to foreign currency hedging transactions and allocation of Fund assets to the other managers, Bailard, Biehl & Kaiser, Inc. The Fund paid Nomura and Acadian fees at varying rates for their services. Effective February, 1993, Bailard, Biehl & Kaiser, Inc. (the "Advisor") assumed full responsibility for investment management services to the Fund.

On October 1, 1993, the Fund and the Advisor entered into a new Investment Management Agreement pursuant to which the Fund pays management fees to the Advisor. At all times prior to that date, the Advisor directly charged management fees to clients and the Fund paid no fees to the Advisor. If fees directly charged to clients were included as a Fund expense at an assumed 1% annual rate payable quarterly, pro-forma total returns were 16.74% and (15.05%) (unaudited) for the years ended September 30, 1993 and 1992, respectively.

   2. 1995 amounts are computed on the basis of average shares outstanding.

   3. The amount shown for each share outstanding may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and redemptions of shares in relation to the fluctuating market value of the portfolio.

   4. Represents average commission rate paid per share on purchases and sales of equity securities by the Fund, as computed under SEC rule effective with the Fund's 1996 fiscal year. Prior year rates have not been presented as permitted by the rule.

   5. Annualized.
                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------


Note 1 - Summary of Significant Accounting Policies

Bailard, Biehl & Kaiser International Equity Fund (the "Fund") is a non-diversified series of the Bailard, Biehl & Kaiser International Fund Group, Inc. (the "Group"), a Maryland corporation and an open-end management investment company registered under the Investment Company Act of 1940. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles for investment companies.

Security Valuation

Each listed investment security is valued at the closing price thereof reported by the principal securities exchange on which the issue is traded, or if no sale is reported, the mean of the closing bid and asked prices. Securities which are traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted by major dealers of such securities, or in the absence of such prices, as determined in good faith by, or under procedures determined by, the Board of Directors of the Fund. Short-term obligations with a maturity of 60 days or less are valued at amortized cost which approximates market.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor its exposure to these risks.

Foreign Currency

Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The Fund includes foreign exchange gains and losses from dividends and interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency denominated assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included in unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision is made for Federal income taxes.

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------


Paid in capital, undistributed net investment income and undistributed realized net gain have been adjusted for permanent book-tax differences. Reclassifications between undistributed net investment income and undistributed realized net gain arose principally from differing book and tax treatments for foreign currency transactions.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

Investment security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date or when the Fund first becomes aware of such dividend. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund uses the identified cost method for determining realized gain or loss on investments. Certain expenses of the Group are allocated between the series of the Group in such manner as the Directors deem appropriate.

Note 2 - Purchases and Sales of Securities

For the six months ended March 31, 1997, purchases and sales of securities, other than short-term investments, aggregated $57,726,148 and $41,741,855, respectively. There were no purchases or sales of U.S. Government obligations.

Note 3 - Management Fee and Other Transactions with Affiliates

The Fund has entered into an Investment Management Agreement with Bailard, Biehl & Kaiser, Inc. (the "Advisor") for investment advisory services, under which the Advisor receives a fee, payable monthly, at the annual rate of 0.95% of the average net assets of the Fund. Advisory fees paid on shares of the Fund are taken into account in the computation of fees payable under individual advisory agreements for advisory clients of the Advisor.

Each outside director is compensated by the Group at the rate of $8,000 per year plus $1,333 for each meeting of the Board of Directors attended and travel expenses incurred in attending such meetings.

Note 4 - Tax Basis Appreciation

Unrealized appreciation (depreciation) at March 31, 1997, based on the cost of securities for federal income tax purposes of $109,237,466, consists of:

                 Gross unrealized appreciation   $ 17,495,349
                 Gross unrealized depreciation     (5,427,286)
                                                 ------------

                 Net unrealized appreciation     $ 12,068,063
                                                 ============



Note 5 - Forward Foreign Currency Contracts

At March 31, 1997 the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------


proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, has been netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as receivable (payable) for forward currency contracts in the financial statements. Open forward foreign currency exchange contracts outstanding at March 31, 1997 were as follows:



 Currency                Currency      Delivery             Unrealized
Receivable              Deliverable      Date       Appreciation/(Depreciation)
----------              -----------      ----       ---------------------------
$1,728,727    NLG          3,327,800   06/11/97             $     (55,768)
 1,636,813    CHF          2,386,800   06/12/97                    (6,763)
   882,050    SEK          6,756,500   06/17/97                   (17,737)
 1,002,010    C$           1,371,200   06/20/97                     5,911
   593,910    ITL      1,006,915,000   06/20/97                    (8,146)
                                                            -------------


                                                            $     (82,503)
                                                            =============




                                Currency Legend:


             C$    - Canadian Dollar   NLG   - Netherlands Guilder
             CHF   - Swiss Franc       SEK   - Swedish Krona
             ITL   - Italian Lira